Sims Total Return Fund
SUMMARY INFORMATION
Investment Objective
The Sims Total Return Fund (the “Fund”) seeks total return.
Fund Fees and Expenses
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Sims Total Return Fund:
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Sims Total Return Fund SIMS TOTAL RETURN FUND USD ($)
Maximum Sales Charge (Load) Imposed on Purchases (as a Percentage of Offering Price)	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions	none
Redemption Fee (the transfer agent charges $15 for each wire redemption)	none
Exchange Fee (the transfer agent charges $5 for each telephone exchange)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Sims Total Return Fund SIMS TOTAL RETURN FUND
Management Fees	0.74%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	2.15%
Total Annual Fund Operating Expenses	2.89%

Example

This Example is intended to help you compare the cost of investing in the Sims Total Return Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
Sims Total Return Fund | SIMS TOTAL RETURN FUND | USD ($)	292	895	1,523	3,214

Portfolio Turnover

The Sims Total Return Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 85.9% of the average value of its portfolio.

Principal Investment Strategies of the Sims Total Return Fund

The Sims Total Return Fund invests primarily in common stocks of United States companies. Most, but not all, of its common stock investments pay dividends. Typically, the Fund invests in well-established mid- to large-capitalization companies (market capitalizations of $3 billion or more) having an operating history of ten or more years. The Fund’s investment adviser considers a number of financial metrics in determining whether a company’s stock is undervalued, including among other things, revenue growth, earnings growth, gross margins, operating margins, pretax and after-tax margins, return on assets and return on invested capital. The Fund sells companies that no longer meet its investment criteria, or if the investment adviser believes better investment opportunities are available.

Principal Risks of Investing in the Sims Total Return Fund

Investors in the Sims Total Return Fund may lose money.  There are risks associated with investments in the types of securities in which the Fund invests. These risks include:

• Market Risk: The prices of the securities in which the Fund invests may decline for a number of reasons. The price declines of common stocks and bonds may be steep, sudden and/or prolonged.

• Value Investing Risk: The Fund primarily invests in “value” stocks. The Fund’s investment adviser may be wrong in its assessment of a company’s value and the stocks the Fund holds may not reach what the investment adviser believes are their full values. From time to time, “value” investing falls out of favor with investors. During these periods, the Fund’s relative performance may lag.

• Medium Capitalization Companies’ Risk: The securities of medium capitalization companies generally trade in lower volumes than those of large capitalization companies and tend to be more volatile because medium capitalization companies tend to be more susceptible to adverse business or economic events than larger more established companies.

Because of these risks, the Fund is a suitable investment only for those investors who have long-term investment goals. Prospective investors who are uncomfortable with an investment that will fluctuate in value should not invest in the Fund.

Performance Information

The bar chart and table that follow provide some indication of the risks of investing in the Sims Total Return Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns over 1, 5, and 10 years compare with those of a broad measure of market performance. Please remember that the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s website (http://www.simscapital.com).

Sims Total Return Fund (Total return per calendar year)

Note: During the ten year period shown on the bar chart, the Fund’s highest total return for a quarter was 14.63% (quarter ended September 30, 2009) and the lowest total return for a quarter was -19.36% (quarter ended December 31, 2008).

The Fund’s 2016 year to date total return is 7.24% (January 1, 2016 through the quarter ended September 30, 2016).

Average Annual Total Returns (for the periods ending December 31, 2015)
Average Annual Total Returns - Sims Total Return Fund	Past Year	Past 5 Years	Past 10 Years
SIMS TOTAL RETURN FUND	(5.67%)	3.64%	2.92%
SIMS TOTAL RETURN FUND | Return after taxes on distributions	(6.86%)	2.80%	2.11%
SIMS TOTAL RETURN FUND | Return after taxes on distributions and sale of Fund shares	(2.22%)	2.86%	2.46%
S&P 500® Index (reflects no deductions for fees, expenses or taxes)	1.38%	12.57%	7.31%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  The Fund’s returns after taxes on distributions and sale of Fund shares may be higher than its returns after taxes on distributions because they include a tax benefit resulting from the capital losses that may have been incurred.